Quarterly Holdings Report
for
Fidelity® International Capital Appreciation Fund
July 31, 2023
IVF-NPRT3-0923
1.804818.119
Common Stocks - 98.2%
	Shares	Value ($)
Canada - 10.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,395,792	70,665,509
Brookfield Asset Management Ltd. Class A (a)	1,823,701	61,495,198
Canadian National Railway Co.	584,050	70,795,550
Canadian Pacific Kansas City Ltd.	899,561	74,016,887
CGI, Inc. Class A (sub. vtg.) (b)	225,800	22,945,588
Constellation Software, Inc.	38,623	81,600,222
GFL Environmental, Inc.	649,192	22,168,973
Thomson Reuters Corp.	533,070	71,957,274
TOTAL CANADA		475,645,201
Denmark - 4.1%
DSV A/S	380,635	76,212,367
Novo Nordisk A/S Series B	703,916	113,508,033
TOTAL DENMARK		189,720,400
France - 15.5%
Air Liquide SA	449,336	80,787,895
Capgemini SA	342,158	62,005,384
Dassault Systemes SA	1,681,512	71,891,461
Edenred SA	812,489	52,778,034
Hermes International SCA	39,228	86,974,037
L'Oreal SA	196,357	91,366,562
LVMH Moet Hennessy Louis Vuitton SE	131,280	121,928,655
Pernod Ricard SA	337,283	74,391,037
Safran SA	430,585	71,482,752
TOTAL FRANCE		713,605,817
Germany - 5.1%
Deutsche Borse AG	340,060	65,156,010
Infineon Technologies AG	1,928,892	84,746,811
Siemens AG	488,860	83,322,386
TOTAL GERMANY		233,225,207
India - 8.8%
Axis Bank Ltd.	5,125,559	59,451,249
HCL Technologies Ltd.	4,769,950	64,769,007
HDFC Bank Ltd.	3,324,687	66,753,819
ICICI Bank Ltd.	6,706,712	81,746,592
ITC Ltd.	11,983,758	67,860,361
Larsen & Toubro Ltd.	1,954,315	63,718,416
TOTAL INDIA		404,299,444
Indonesia - 1.5%
PT Bank Central Asia Tbk	117,961,697	71,379,343
Ireland - 3.2%
CRH PLC	1,238,993	73,807,941
Kingspan Group PLC (Ireland)	948,014	76,090,922
TOTAL IRELAND		149,898,863
Italy - 1.6%
Ferrari NV (Italy)	235,301	75,389,099
Japan - 6.5%
Hoya Corp.	580,715	67,474,213
Keyence Corp.	169,192	75,828,081
Shin-Etsu Chemical Co. Ltd.	2,115,355	69,690,060
Tokyo Electron Ltd.	575,330	86,349,592
TOTAL JAPAN		299,341,946
Netherlands - 5.9%
ASM International NV (Netherlands)	165,845	78,910,481
ASML Holding NV (Netherlands)	167,045	119,649,124
Wolters Kluwer NV	584,521	73,394,152
TOTAL NETHERLANDS		271,953,757
Sweden - 1.6%
Atlas Copco AB (A Shares)	5,141,053	73,033,207
Switzerland - 4.6%
Compagnie Financiere Richemont SA Series A	543,258	87,482,410
Sika AG	267,810	83,133,039
UBS Group AG	1,947,367	43,042,829
TOTAL SWITZERLAND		213,658,278
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,532,780	135,766,910
United Kingdom - 10.5%
Ashtead Group PLC	984,095	72,770,506
AstraZeneca PLC (United Kingdom)	713,132	102,460,150
Compass Group PLC	3,046,316	79,257,995
Diageo PLC	335,310	14,633,697
London Stock Exchange Group PLC	589,890	64,058,991
RELX PLC (London Stock Exchange)	2,346,802	78,985,724
Rentokil Initial PLC	8,825,869	71,967,573
TOTAL UNITED KINGDOM		484,134,636
United States of America - 16.1%
Aon PLC	194,697	62,010,995
AutoZone, Inc. (b)	24,424	60,613,529
Fiserv, Inc. (b)	442,100	55,797,441
Linde PLC	184,346	72,018,452
Marsh & McLennan Companies, Inc.	383,319	72,224,966
Moody's Corp.	207,448	73,177,282
S&P Global, Inc.	173,209	68,332,683
Schneider Electric SA	464,698	82,889,162
UnitedHealth Group, Inc.	136,901	69,322,559
Visa, Inc. Class A	245,377	58,333,474
Waste Connections, Inc. (Canada)	469,203	66,264,494
TOTAL UNITED STATES OF AMERICA		740,985,037
TOTAL COMMON STOCKS (Cost $3,341,071,200)		4,532,037,145

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	112,643,671	112,666,200
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	10,700,609	10,701,680
TOTAL MONEY MARKET FUNDS (Cost $123,367,880)		123,367,880

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $3,464,439,080)	4,655,405,025
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(41,349,706)
NET ASSETS - 100.0%	4,614,055,319

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	44,808,754	1,019,767,542	951,910,096	1,526,846	-	-	112,666,200	0.3%
Fidelity Securities Lending Cash Central Fund 5.32%	10,588,050	652,219,258	652,105,628	78,092	-	-	10,701,680	0.0%
Total	55,396,804	1,671,986,800	1,604,015,724	1,604,938	-	-	123,367,880

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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